Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investment Securities [Abstract]
Schedule Of FHN's Available For Sale Securities
The following tables summarize FHN’s available-for-sale (“AFS”) securities on December 31, 2013 and 2012:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. treasuries	$39,997	$-	$(1)	$39,996
Government agency issued mortgage-backed securities ("MBS")	796,835	32,353	(5,499)	823,689
Government agency issued collateralized mortgage obligations ("CMO")	2,335,718	12,399	(57,180)	2,290,937
Other U.S. government agencies	2,202	124	-	2,326
States and municipalities	15,155	-	-	15,155
Equity and other (a)	226,376	-	(22)	226,354
Total securities available for sale (b)	$3,416,283	$44,876	$(62,702)	$3,398,457

  Includes restricted investments in FHLB-Cincinnati stock of $128.0 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.
  Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. treasuries	$39,997	$2	$-	$39,999
Government agency issued MBS	1,072,425	64,155	-	1,136,580
Government agency issued CMO	1,623,202	26,490	(481)	1,649,211
Other U.S. government agencies	3,504	249	-	3,753
States and municipalities	15,255	-	-	15,255
Equity and other (a)	216,999	11	-	217,010
Total securities available for sale (b)	$2,971,382	$90,907	$(481)	$3,061,808
Certain previously reported amounts have been reclassified to agree with current presentation.

  Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.
  Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

Schedule Of Amortized Cost And Fair Value By Contractual Maturity
The amortized cost and fair value by contractual maturity for the available-for-sale securities portfolio on December 31, 2013, are provided below:

	Available-for-Sale
	Amortized	Fair
(Dollars in thousands)	Cost	Value
Within 1 year	$39,997	$39,996
After 1 year; within 5 years	3,702	3,826
After 5 years; within 10 years	-	-
After 10 years	13,655	13,655
Subtotal	57,354	57,477
Government agency issued MBS and CMO	3,132,553	3,114,626
Equity and other	226,376	226,354
Total	$3,416,283	$3,398,457

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Schedule Of Gross Gains And Losses On Sale From Available For Sale Portfolio
The table below provides information on gross gains and gross losses from investment securities for the twelve months ended December 31:

	Available for Sale
(Dollars in thousands)	2013	2012	2011
Gross gains on sales of securities (a)	$4,078	$5,433	$44,787
Gross (losses) on sales of securities	(1,193)	-	(8,623)
Net gain/(loss) on sales of securities (b)	$2,885	$5,433	$36,164
Venture capital investments (c)	-	(4,700)	-
Net OTTI recorded (d)	(1,125)	(40)	-
Total securities gain/(loss), net	$1,760	$693	$36,164

  2011 includes $35.1 million related to sale of Visa Class B shares.
  Proceeds from sales during 2013, 2012 and 2011 were $63.8 million, $47.5 million and $495.1 million respectively.
  Generally includes write-offs and/or unrealized fair value adjustments related to venture capital investments.
  OTTI recorded in 2013 and 2012 is related to equity securities.

Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses
The following tables provide information on investments within the available-for-sale portfolio that had unrealized losses on December 31, 2013 and 2012:
	On December 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$1,639,254	$(57,117)	$10,010	$(63)	$1,649,264	$(57,180)
Government agency issued MBS	147,792	(5,499)	-	-	147,792	(5,499)
U.S. treasuries	24,997	(1)	-	-	24,997	(1)
Total debt securities	1,812,043	(62,617)	10,010	(63)	1,822,053	(62,680)
Equity	43	(22)	-	-	43	(22)
Total temporarily impaired securities	$1,812,086	$(62,639)	$10,010	$(63)	$1,822,096	$(62,702)

	On December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$145,435	$(481)	$-	$-	$145,435	$(481)
Total temporarily impaired securities	$145,435	$(481)	$-	$-	$145,435	$(481)